Financial Instruments - Financing Receivables, allowance for credit losses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 vessel	Dec. 31, 2021 loan	Dec. 31, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2021 lease	Jan. 01, 2020 USD ($) projects	Dec. 31, 2016
Financing Receivable, Allowance for Credit Loss [Line Items]
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss		$ 30,177				$ 34,000		$ 15,055
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss, Period Increase (Decrease)	$ 3,400	18,600
Net Investment in Lease, Allowance for Credit Loss		30,177				34,000
Total credit loss provision		91,920				98,100		$ 57,200
Direct Financing Lease, Net Investment in Lease, Credit Loss Expense (Reversal)	3,800	15,100
Total allowance for credit loss period increase (decrease)	6,180	34,720
Number of LNG projects | projects								2
Number of loans to equity-accounted joint ventures | loan				2
Ownership percentage (in percentage)					100.00%
Liquefied natural gas segment
Financing Receivable, Allowance for Credit Loss [Line Items]
Direct Financing Lease, Net Investment in Lease, Credit Loss Expense (Reversal)	$ 3,823	15,122
Number of vessels | vessel			47
LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels			2				9
Sales-Type or Direct Financing | LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel			18
Angola Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Ownership percentage (in percentage)					33.00%
Excalibur Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel			1
Ownership percentage (in percentage)					50.00%
Excalibur Joint Venture | Exmar NV [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Ownership percentage (in percentage)					50.00%
RasGas 3 Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel			4
Ownership percentage (in percentage)					40.00%
Yamal LNG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel			6
Ownership percentage (in percentage)					50.00%
Yamal LNG Joint Venture | China LNG
Financing Receivable, Allowance for Credit Loss [Line Items]
Ownership percentage (in percentage)					50.00%
Yamal LNG Joint Venture | LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel			6
Bahrain LNG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of LNG projects | projects								1
Number of vessels | vessel			0
Ownership percentage (in percentage)					30.00%				30.00%
Exmar LPG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel			21
Ownership percentage (in percentage)					50.00%
Exmar LPG Joint Venture | Exmar Lpg Bvba
Financing Receivable, Allowance for Credit Loss [Line Items]
Ownership percentage (in percentage)					50.00%
Bahrain LNG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of charter contract (in years)	20 years
Financial Guarantee
Financing Receivable, Allowance for Credit Loss [Line Items]
Off-Balance Sheet, Credit Loss, Liability		2,080				1,700		$ 2,139
Off-Balance Sheet, Credit Loss, Liability, Credit Loss Expense (Reversal)	$ (380)	(59)
Loans Receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Accounts and Financing Receivable, Allowance for Credit Loss		4,726				4,100		3,714
Financing Receivable, Allowance for Credit Loss, Period Increase (Decrease)	(626)	1,012
Number of loans to equity-accounted joint ventures | loan				2
Equity Method Investments
Financing Receivable, Allowance for Credit Loss [Line Items]
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss, Period Increase (Decrease)	$ 3,363	18,645
Net Investment in Lease, Allowance for Credit Loss		$ 54,937				$ 58,300		$ 36,292
Equity Method Investments | LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels | vessel			46